EVENT SUBSEQUENT TO THE BALANCE SHEET DATE (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Proceeds from shares issued		$ 3,830,000	$ 38,773,000	$ 2,183,000
Public offering [Member]
Statement Line Items [Line Items]
Number of shares issued	28,000,000
Number of warrant purchase	28,000,000
Exercise price	$ 550
Expiry	Five years
Exercise of price per ADS	$ 0.75
Proceeds from shares issued	$ 15,400,000
Net proceeds from shares issued after deducting fees and expenses	$ 14,100,000